Common shares	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
Common shares
Common shares
Reverse stock split
On January 18, 2019, the Company effected a one-for-ten reverse stock split. All share and per share information has been retroactively adjusted to reflect the reverse stock split. The par value was not adjusted as a result of the reverse stock split.
Trafigura Transaction
As described in Note 7, in September 2019, we acquired the leasehold interests in 19 product tankers (four of which were under construction) as part of the Trafigura Transaction. The consideration exchanged consisted of:

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For the 15 delivered vessels, the assumption of the obligations under the Agreements of $531.5 million and the issuance of 3,981,619 shares of common stock at $29.00 per share to a nominee of Trafigura with an aggregate market value of $115.5 million.

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For the four vessels under construction, the assumption of the commitments on the Agreements of $138.9 million and the issuance 591,254 shares of common stock at $29.00 per share to a nominee of Trafigura with an aggregate market value of $17.1 million. Three of the vessels under construction were delivered as of March 27, 2020 and one is expected to be delivered in September 2020.

Private Placement
In September 2019, we closed on private placements with Trafigura and SSH (a related party) for $35 million and $15 million, respectively, in exchange for an aggregate of 1,724,137 of our common shares at $29.00 per share.
At the Market Share Issuance Program
In November 2019, the Company entered into an “at the market” offering program (the "ATM Program") pursuant to which the Company may sell up to $100 million of its common shares, par value $0.01 per share. As part of the ATM Program, the Company entered into an equity distribution agreement dated November 7, 2019 (the “Sales Agreement”), with BTIG, LLC, as sales agent (the “Agent”). In accordance with the terms of the Sales Agreement, the Company may offer and sell its common shares from time to time through the Agent by means of ordinary brokers’ transactions on the NYSE at market prices, in block transactions, or as otherwise agreed upon by the Agent and the Company. The Company intends to use the net proceeds from any sales under the Program for general corporate and working capital purposes.
No shares were sold under this program during the year ended December 31, 2019.
 Follow-on Offerings of Common Shares
In October 2018, we closed on the sale of 18.2 million newly issued shares of our common stock in an underwritten public offering at an offering price of $18.50 per share. We received aggregate net proceeds of $319.6 million after deducting underwriters' discounts and offering expenses. Of the 18.2 million common shares issued, 5.4 million and 0.54 million shares were issued to Scorpio Bulkers Inc., and SSH, each a related party, respectively, at the offering price.
In December 2017, we closed on the sale of 3.45 million newly issued shares of our common stock in an underwritten public offering at an offering price of $30.00 per share. We received aggregate net proceeds of $99.6 million after deducting underwriters' discounts and offering expenses. Of the 3.45 million common shares issued, 0.67 million shares were issued to SSH, a related party, at the offering price.
In May 2017, we closed on the sale of 5.0 million newly issued shares of our common stock in an underwritten public offering at an offering price of $40.00 per share. We received aggregate net proceeds of $188.7 million, after deducting underwriters' discounts and offering expenses. The completion of this offering was a condition to closing the Merger with NPTI.
Merger with NPTI
On September 1, 2017, we issued a total of 5,499,999 common shares to NPTI's shareholders as consideration for the Merger.
Additionally, as a part of the Merger, we issued 0.2 million of warrants to the NPTI pool manager (a former related party of NPTI), exercisable into our common shares at an exercise price of $0.10 per warrant, upon the delivery of the vessels acquired from NPTI to the Scorpio Pools. The first warrant was issued in June 2017 as part of the NPTI Vessel Acquisition for an aggregate of 22,222 of the Company's common shares, and the second warrant was issued on similar terms to the first warrant on September 1, 2017 for an aggregate of 127,778 of the Company's common shares at an exercise price of $0.10 per share upon the delivery of each of the 23 remaining vessels to the Scorpio Pools. This transaction is further described in Note 2. All of the warrants had been exercised as of December 31, 2017.
2013 Equity Incentive Plan
In April 2013, we adopted an equity incentive plan, which was amended in March 2014 and which we refer to as the 2013 Equity Incentive Plan, under which directors, officers, employees, consultants and service providers of us and our subsidiaries and affiliates are eligible to receive incentive stock options and non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units and unrestricted common stock. We initially reserved a total of 500,000 common shares for issuance under the 2013 Equity Incentive Plan which was increased by an aggregate of 1,286,971 common shares through December 31, 2016 and subsequently revised as follows:

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In October 2017, we reserved an additional 950,180 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.

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In February 2018, we reserved an additional 512,244 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.

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In June 2018, we reserved an additional 210,140 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.

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In December 2018, we reserved an additional 1,383,248 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.

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In February 2019, we reserved an additional 86,977 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.

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In July 2019, we reserved an additional 134,893 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.

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In December 2019, we reserved an additional 529,624 common shares, par value $0.01 per share, for issuance pursuant to the 2013 Equity Incentive Plan. All other terms of the 2013 Equity Incentive Plan remained unchanged.

Under the terms of the 2013 Equity Incentive Plan, stock options and stock appreciation rights granted under the 2013 Equity Incentive Plan will have an exercise price equal to the fair market value of a common share on the date of grant, unless otherwise determined by the plan administrator, but in no event will the exercise price be less than the fair market value of a common share on the date of grant. Options and stock appreciation rights will be exercisable at times and under conditions as determined by the plan administrator, but in no event will they be exercisable later than ten years from the date of grant.
The plan administrator may grant shares of restricted stock and awards of restricted stock units subject to vesting, forfeiture and other terms and conditions as determined by the plan administrator. Following the vesting of a restricted stock unit, the award recipient will be paid an amount equal to the number of vested restricted stock units multiplied by the fair market value of a common share on the date of vesting, which payment may be paid in the form of cash or common shares or a combination of both, as determined by the plan administrator. The plan administrator may grant dividend equivalents with respect to grants of restricted stock units.
Adjustments may be made to outstanding awards in the event of a corporate transaction or change in capitalization or other extraordinary event. In the event of a “change in control” (as defined in the 2013 Equity Incentive Plan), unless otherwise provided by the plan administrator in an award agreement, awards then outstanding will become fully vested and exercisable in full.
Our Board of Directors may amend or terminate the 2013 Equity Incentive Plan and may amend outstanding awards, provided that no such amendment or termination may be made that would materially impair any rights, or materially increase any obligations, of a grantee under an outstanding award. Shareholder approval of plan amendments will be required under certain circumstances. Unless terminated earlier by our board of directors, the 2013 Equity Incentive Plan will expire ten years from the date the plan was adopted.
In December 2017, we issued 997,380 shares of restricted stock to our employees, 60,000 shares to our independent directors and 34,900 shares to SSH employees for no cash consideration. The share price on the issuance date was $30.90 per share. The vesting schedule of the restricted stock issued to our employees is as follows:

Number of restricted shares	Vesting date
36,043	September 5, 2019
67,026	March 2, 2020
125,857	June 1, 2020
139,576	September 4, 2020
67,026	March 1, 2021
125,858	June 1, 2021
139,577	September 3, 2021
67,026	March 1, 2022
125,858	June 1, 2022
103,533	September 2, 2022
997,380

The vesting schedule of the restricted stock issued to SSH employees is (i) one-third of the shares vest on June 1, 2020, (ii) one-third of the shares vest on June 1, 2021, and (iii) one-third of the shares vest on June 1, 2022. The vesting schedule of the restricted shares issued to our independent directors is (i) one-third of the shares vested on September 5, 2018, (ii) one-third of the shares vested on September 5, 2019, and (iii) one-third shares vest on September 4, 2020.
In March 2018, we issued 500,245 shares of restricted stock to our employees and 12,000 shares to our independent directors for no cash consideration. The share price on the issuance date was $22.15 per share. The vesting schedule of the restricted stock issued to our employees is as follows:

Number of restricted shares	Vesting date
123,518	September 4, 2020
21,750	November 4, 2020
21,479	March 1, 2021
123,518	September 3, 2021
21,750	November 5, 2021
21,480	March 1, 2022
123,519	September 2, 2022
21,751	November 4, 2022
21,480	March 1, 2023
500,245

The vesting schedule of the restricted stock issued to our independent directors is: (i) one-third of the shares vested on March 1, 2019, (ii) one-third of the shares vested on March 2, 2020, and (iii) one-third of the shares vest on March 1, 2021.
In September 2018, we issued 198,141 shares of restricted stock to our employees and 12,000 shares to our independent directors for no cash consideration. The share price on the issuance date was $19.75 per share. The vesting schedule of the restricted stock issued to our employees is (i) one-third of the shares vest on June 9, 2021, (ii) one-third of the shares vest on June 9, 2022, and (iii) one-third of the shares vest on June 8, 2023. The vesting schedule of the restricted stock issued to our independent directors is (i) one-third of the shares vested on June 10, 2019, (ii) one-third of the shares vest on June 10, 2020, and (iii) one-third of the shares vest on June 9, 2021.
In December 2018, we issued 1,103,248 shares of restricted stock to our employees and 60,000 shares to our independent directors for no cash consideration. The share price on the issuance date was $19.55 per share. The vesting schedule of the restricted stock issued to our employees is (i) one-third of the shares vest on September 23, 2021, (ii) one-third of the shares vest on September 26, 2022, and (iii) one-third of the shares vest on September 25, 2023. The vesting schedule of the restricted stock issued to our independent directors is (i) one-third of the shares vested on September 25, 2019, (ii) one-third of the shares vest on September 24, 2020, and (iii) one-third of the shares vest on September 23, 2021.
In June 2019, we issued 112,750 shares of restricted stock to our employees and 107,500 to SSH employees for no cash consideration. The share price on the issuance date was $24.93 per share. The vesting schedule of the restricted stock issued to both our employees and SSH employees is (i) one-third of the shares vest on June 6, 2022, (ii) one-third of the shares vest on June 5, 2023 and (iii) one-third of the shares vest on June 4, 2024.
In July 2019, we issued 230,170 shares of restricted stock to our employees for no cash consideration. The share price on the issuance date was $26.23 per share. The vesting schedule of the restricted stock issued to our employees is (i) one-third of the shares vest on May 24, 2022, (ii) one-third of the shares vest on May 23, 2023, and (iii) one-third of the shares vest on May 22, 2024.
In December 2019, we issued 60,000 shares of restricted stock to our independent directors for no cash consideration. The share price on the issuance date was $33.90 per share. The vesting schedule of the restricted stock issued to our independent directors is (i) one-third of the shares vest on December 4, 2020, (ii) one-third of the shares vest on December 3, 2021, and (iii) one-third of the shares vest on December 2, 2022.
There were 469,680 shares eligible for issuance under the 2013 Equity Incentive Plan as of December 31, 2019.
The following is a summary of activity for awards of restricted stock during the years ended December 31, 2019 and 2018:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2017	1,925,441	$53.39
Granted	1,885,633	20.28
Vested	(447,380)	89.13
Forfeited	(3,807)	52.59
Outstanding and non-vested, December 31, 2018	3,359,887	30.05
Granted	510,420	26.57
Vested	(306,065)	65.96
Forfeited	(2,500)	46.41
Outstanding and non-vested, December 31, 2019	3,561,742	$26.45

Compensation expense is recognized ratably over the vesting periods for each tranche using the straight-line method.
Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the year ending December 31, 2020	21,584	1,734	23,318
For the year ending December 31, 2021	14,531	659	15,190
For the year ending December 31, 2022	7,167	208	7,375
For the year ending December 31, 2023	2,423	—	2,423
For the year ending December 31, 2024	321	—	321
	$46,026	$2,601	$48,627

 Dividend Payments
The following dividends were paid during the years ended December 31, 2019, 2018 and 2017.

Dividends	Date
per share	Paid
$0.100	March 30, 2017
$0.100	June 14, 2017
$0.100	September 29, 2017
$0.100	December 28, 2017
$0.100	March 27, 2018
$0.100	June 28, 2018
$0.100	September 27, 2018
$0.100	December 13, 2018
$0.100	March 28, 2019
$0.100	June 27, 2019
$0.100	September 27, 2019
$0.100	December 13, 2019

2015 Securities Repurchase Program
In May 2015, our Board of Directors authorized a new Securities Repurchase Program to purchase up to an aggregate of $250 million of our common stock and bonds, the latter of which currently consists of our (i) Senior Notes Due 2020 (NYSE: SBNA), and (ii) Convertible Notes due 2022.
During the year ended December 31, 2019, we purchased an aggregate of 30 of our common shares that are being held as treasury shares at an average price of $17.10 per share.
We had $121.6 million remaining under our Securities Repurchase Program as of December 31, 2019. We expect to repurchase any securities in the open market, at times and prices that are considered to be appropriate, but we are not obligated under the terms of the program to repurchase any securities.
There were 6,349,324 and 6,349,294 common shares held in treasury at each of December 31, 2019 and December 31, 2018, respectively.
Shares outstanding
We currently have 175,000,000 registered shares of which 150,000,000 are designated as common shares with a par value of $0.01 and 25,000,000 designated as preferred shares with a par value of $0.01.
As of December 31, 2019, we had 58,202,400 common shares outstanding. These shares provide the holders with rights to dividends and voting rights.